UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217


Form 13F File Number:  028-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bryan Sadoff
Title:    Member/Chief Compliance Officer
Phone:    (414) 352-8460

Signature, Place, and Date of Signing:

       /s/ Bryan Sadoff            Milwaukee, Wisconsin          07/07/2011
       ----------------            --------------------          ----------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           51
                                         -----------

Form 13F Information Table Value Total:  $   480,931
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------------  ---------------  ---------  --------  ------------------  ----------  --------  -----------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER    -----------------------
      NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
---------------------------  ---------------  ---------  --------  --------  --- ----  ----------  --------  ------- -------- ------
ANALOG DEVICES               COM              032654105      9856    251817  SH        Sole                   251817
AON                          COM              037389103       436      8500  SH        Sole                     8500
APPLE COMPUTER               COM              037833100       456      1357  SH        Sole                     1357
AT&T                         COM              00206R102       244      7772  SH        Sole                     7772
BERKSHIRE HATHAWAY A         COM              084670108       232         2  SH        Sole                        2
CABLEVISION                  COM              12686C109     19401    535800  SH        Sole                   535800
CHINA AGRITECH               COM              16937A200        52     29529  SH        Sole                    29529
COCA COLA                    COM              191216100     18485    274713  SH        Sole                   274713
CONAGRA                      COM              205887102     13231    512630  SH        Sole                   512630
DIRECTV                      COM              25490A101     16671    328049  SH        Sole                   328049
EBAY                         COM              278642103     13207    409275  SH        Sole                   409275
EL PASO                      COM              28336L109       204     10122  SH        Sole                    10122
EMC                          COM              268648102     20623    748572  SH        Sole                   748572
EXXON MOBIL                  COM              30231G102       263      3235  SH        Sole                     3235
FOOT LOCKER                  COM              344849104     11285    474968  SH        Sole                   474968
HEALTHSOUTH                  COM              421924309     16264    619575  SH        Sole                   619575
HEINZ                        COM              423074103     19342    363034  SH        Sole                   363034
IBM                          COM              459200101       316      1843  SH        Sole                     1843
INTEGRATED DEVICE            COM              458118106      9532   1212750  SH        Sole                  1212750
INTERPUBLIC GROUP            COM              460690100     14263   1141005  SH        Sole                  1141005
JDS UNIPHASE                 COM              46612J507     12373    742695  SH        Sole                   742695
JETBLUE AIRWAYS              COM              477143101      9260   1518075  SH        Sole                  1518075
JOHNSON & JOHNSON            COM              478160104       357      5372  SH        Sole                     5372
JUNIPER NETWORKS             COM              48203R104     11518    365655  SH        Sole                   365655
MCCORMICK                    COM              579780206      6561    132354  SH        Sole                   132354
MEDICIS                      COM              584690309     10642    278800  SH        Sole                   278800
MYLAN                        COM              628530107     19624    795450  SH        Sole                   795450
NETAPP                       COM              64110D104     22715    430371  SH        Sole                   430371
PEPSICO                      COM              713448108       235      3333  SH        Sole                     3333
PFIZER                       COM              717081103     18462    896195  SH        Sole                   896195
PROCTER & GAMBLE             COM              742718109       250      3940  SH        Sole                     3940
SARA LEE                     COM              803111103     20389   1073650  SH        Sole                  1073650
SOUTHWEST AIR                COM              844741108      8963    784852  SH        Sole                   784852
TEXAS INSTRUMENTS            COM              882508104     14247    433974  SH        Sole                   433974
TIME WARNER                  COM              887317303      7623    209600  SH        Sole                   209600
TRAVELERS                    COM              89417E109     15884    272074  SH        Sole                   272074
VALEANT PHARMA               COM              91911K102     18325    352679  SH        Sole                   352679
VIACOM CL B                  COM              92553P201     24031    471196  SH        Sole                   471196
WATSON PHARMA                COM              942683103     25623    372809  SH        Sole                   372809
WEIGHT WATCHERS              COM              948626106     16577    219650  SH        Sole                   219650
XILINX                       COM              983919101     22977    630030  SH        Sole                   630030
ANNALY CAPITAL MANAGEMENT    COM              035710409       397     22000  SH        Sole                    22000
INVESCO INSURED MUNI INCOME  COM              46132P108       242     17050  SH        Sole                    17050
NUVEEN INSURED ADVANTAGE
  MUNI                       COM              67071L106       536     38700  SH        Sole                    38700
NUVEEN INSURED MUNI
  OPPORTUNIT                 COM              670984103       217     16100  SH        Sole                    16100
NUVEEN INSURED PREMIUM MUNI  COM              6706D8104       506     41309  SH        Sole                    41309
PROGRESS ENERGY              COM              743263105       745     15512  SH        Sole                    15512
SOUTHERN                     COM              842587107       700     17327  SH        Sole                    17327
WISCONSIN ENERGY             COM              976657106       289      9231  SH        Sole                     9231
ISHARES ETF 1-3 YR
  TREASURY BO                BARCLAYS 1-3 YR  464287457      4261     50550  SH        Sole                    50550
SPIDER ETF S&P 500           TR UNIT          78462F103      2039     15450  SH        Sole                    15450